SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Employee benefit expenses and Segment reporting (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Employee benefit expenses	¥ 333.5	$ 48.4	¥ 247.3	¥ 139.6
Number of reportable segments	1	1